Accrued Expenses and Other Current Liabilities (Details) $ in Thousands	12 Months Ended
Sep. 30, 2024 USD ($)
Accrued Expenses and Other Current Liabilities [Abstract]
Other payables percentage	74.00%
Other payables and accruals	$ 1,710